Offerings	Jul. 27, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Units, each Common Unit consisting of one Common Share, no par value, and one Warrant to purchase one Common Share
Maximum Aggregate Offering Price	$ 28,244,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,900.50
Offering Note	1.a. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) of the Securities Act of 1933. 1.b. Includes common shares and warrants that may be purchased by the underwriter pursuant to its option to purchase additional common shares and warrants to cover over-allotments. 1.c. Pursuant to Rule 416 under the Securities Act, there are also being registered such indeterminate number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. 1.d. We have agreed to issue to ThinkEquity LLC, Underwriter Warrants that are immediately exercisable at an exercise price equal to 125% of the price per common unit issued in the offering, representing up to 5.0% of the common shares included in the common units issued in the offering. Resales of the Underwriter Warrants on a delayed or continuous basis pursuant to Rule 415 under the Securities Act, as amended, are registered hereby. Resales of common shares issuable upon exercise of the Underwriter Warrants are also being similarly registered on a delayed or continuous basis hereby. As estimated solely for the purpose of recalculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the Underwriter Warrants is $1,765,250, which is equal to 125% of $1,412,200 (5.0% of $28,244,000). See Underwriting.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares included in the Common Units
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Notes 1.a. and 1.c. 2.a. No registration fee required pursuant to Rule 457(g).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants included in the Common Units
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Notes 1.a., 1.c, and 2.a.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares underlying Warrants included in the Common Units (at an exercise price of 125% of the price of the Common Units)
Maximum Aggregate Offering Price	$ 35,305,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,875.62
Offering Note	See Offering Notes 1.a., 1.c., and 1.d. Note 4.a. The warrants are exercisable at a price per common share equal to 125% of the common unit offering price.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to be issued to the underwriter
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.a.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares underlying Warrants issued to the underwriter
Maximum Aggregate Offering Price	$ 1,765,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 243.78
Offering Note	See Offering Notes 1.a., 1.c., 1.d., and 4.a.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-funded Units, each Pre-funded Unit consisting of one Pre-funded Warrant and one Warrant, each to purchase one Common Share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.c. 7.a. The proposed maximum aggregate offering price of the common shares will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any common shares issued in the offering.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-funded Warrants included in the Common Units
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Notes 1.c., 2.a, and 7.a.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-funded Warrants included in the Common Units
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Notes 1.c, and 7.a.